Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for doubtful accounts, valuation allowance for deferred tax assets, impairment for goodwill, useful lives and impairment for property, plant and equipment and intangible assets. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Restricted cash	Restricted cash The Group’s restricted cash is related to security deposits held in designated bank accounts for issuance of bank acceptance.
Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business. Notes receivable are bank accepted drafts related to trade receivables of revenue that are non-interest bearing and due within one year. The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable and notes receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction histories with the customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

Inventories

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to the Group by suppliers, and production of manufactured products for sale. Expenses include the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value taking consideration of estimates of future demand, technology developments, and market conditions.

Assets held for sale

Assets held for sale

The Group considers property, plant and equipment to be assets held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software application	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with definite lives

The Group reviews its long-lived assets and intangible assets with definite live for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair value of these assets.

Impairment of goodwill

Impairment of goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if events and circumstances indicate that they might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Absent from any impairment indicators, the Group performs its annual impairment test on December 31st each year, following a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Deferred revenue

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Revenue recognition

Revenue recognition

Revenue related to ODP segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by the Group and manufactured by EMS providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in the Group’s design contracts with customers. Three milestones include: 1, GSM-based handsets industry based standard referring as full type approval, or FTA; 2, the regulatory approval for its use in the intended country, in the case of China, a China type approval, or CTA; and 3, the beginning of mass production refers to as shipping acceptance, or SA. The Group recognizes revenues in accordance with authoritative guidance regarding to software revenue recognition based on the proportional performance method using an output measure determined by achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to Brand name phone sales segment

Revenue from sales of Brand name phones, represent mobile phone under Tecface and QIGI brand. The Tecface and QIGI brand phones are designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to game segment

(1)	Motion game device

Motion game device is a PC game control device that is used in motion games. Motion game device is designed by the Group and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Wireless gaming service

The Group provides mobile phone game related services to brand mobile phone manufacturers. Under these arrangements, the Group maintains a mobile phone web page so the brand mobile phone manufacturers’ end users can access the web page and download mobile phone games free of charge during the contract period. In return, mobile phone manufactures pay the Group a fixed fee for the contract period, usually one year. Revenue is recognized ratably over the contract period.

Business taxes

The Group’s PRC subsidiaries and VIE are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2012, 2013 and 2014 totaled $324, $61 and $359, respectively.

Value added tax ("VAT") and VAT refund

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees starting from January 1, 2012 for subsidiaries located in Shanghai, and September 1, 2012 for subsidiaries located in Beijing and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2012, 2013 and 2014 totaled $22,775, $16,903 and $15,458, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Operating leases expense

Operating leases expense

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Product warranty

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2012	2013	2014
Balance at beginning of the year	$36	$83	$179
Provision during the year	92	149	506
Reversal during the year	(45)	(55)	(478)
Exchange difference	—	2	(14)

Balance at end of the year	$83	$179	$193

Government subsidies and grants

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in their jurisdiction. These government subsidies are recognized as subsidy income in the statements of comprehensive income (loss) when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $232, $146 and $112 for the years ended December 31, 2012, 2013 and 2014 respectively.

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group recorded such government subsidy income of $nil, $211 and $649 for the years ended December 31, 2012, 2013 and 2014, respectively. The amount of $995, $2,180 and $4,593 were recorded as a liability on the balance sheets as of December 31, 2012, 2013 and 2014, respectively.

Research and development expenses

Research and development expenses

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Expenses incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising expenses

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses were $8,988, $214 and $7,722 in 2012, 2013 and 2014, respectively and have been included as part of selling and marketing expenses.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE located in the PRC are maintained in their local currency, the RMB, which is also the functional currency of these entities. The financial records of the Group’s subsidiaries located in Hong Kong and BVI are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Exchange gains and losses are recognized in the consolidated statements of comprehensive income (loss).

The Group’s entities with functional currency other than U.S. dollar, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss).

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2012, 2013 and 2014. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2014.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss).

Financial instruments

Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable, notes payable, the put option, amount due to a related party, long-term loan and short-term loans.

Except for the put options and long-term loan, the carrying value of all the aforementioned financial instruments approximates their fair value due to the short-term nature of these instruments. The put option is carried at fair value and the long-term loan approximates its carrying value as the loan bear variable interest rates which approximate the market interest rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2012, 2013 and 2014.

	Net revenues Year ended December 31,
	2012	2013	2014
A	N/A	N/A	14.5%
B	N/A	N/A	13.3%
C	N/A	N/A	11.0%
D	N/A	10.6%	N/A

	N/A	10.6%	38.8%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2013	2014
E	11.3%	37.3%
A	N/A	33.5%
F	18.8%	N/A
G	14.2%	N/A
C	14.1%	N/A
H	13.4%	N/A

	71.8%	70.8%

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period, based on graded vesting attribution method prior to year 2011, with a corresponding impact reflected in additional paid-in capital. Effective from January 1, 2011, the Company changed its method of amortization of share-based payment expense from the graded vesting attribution method to straight-line attribution method. Management believes the straight-line attribution method results in a better matching of amortization of share-based payment expense with employee service obtained.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Net income per share

Basic net income per ordinary share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This Accounting Standards Updates (“ASU”) will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

•	For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•	For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

•	An explanation of the reasons for significant changes.

The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation—Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

For all entities, the amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The effective date is the same for both public business entities and all other entities.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The new standard is effective for fiscal years ending after December 15, 2016. The effective date is the same for both public business entities and all other entities. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.